SHARE-BASED COMPENSATION (Details 2)			12 Months Ended									0 Months Ended			12 Months Ended
	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 Ordinary shares USD ($)	Dec. 31, 2014 Options	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2014 Options Minimum USD ($)	Dec. 31, 2013 Options Minimum USD ($)	Dec. 31, 2012 Options Minimum USD ($)	Dec. 31, 2014 Options Maximum USD ($)	Dec. 31, 2013 Options Maximum USD ($)	Dec. 31, 2012 Options Maximum USD ($)	Dec. 23, 2014 Options Employees USD ($) item	Jul. 08, 2013 Options Employees USD ($) item	May 21, 2012 Options Employees USD ($) item	Dec. 31, 2014 Options Employees USD ($)	Dec. 31, 2014 Options Employees CNY	Dec. 31, 2013 Options Employees USD ($)	Dec. 31, 2013 Options Employees CNY	Dec. 31, 2012 Options Employees USD ($)	Dec. 31, 2012 Options Employees CNY	Dec. 31, 2014 Options Employees Minimum	Dec. 31, 2014 Options Employees Maximum
Number of options
Outstanding at the beginning of the period (in shares)															32,403,574	32,403,574	36,514,758	36,514,758
Granted (in shares)			5,734,480	9,471,008	2,130,000										5,734,480	5,734,480	9,471,008	9,471,008
Exercised (in shares)															(12,501,376)	(12,501,376)	(11,277,280)	(11,277,280)
Forfeited (in shares)															(1,213,920)	(1,213,920)	(2,304,912)	(2,304,912)
Outstanding at the end of the period (in shares)			29,930,758												24,422,758	24,422,758	32,403,574	32,403,574	36,514,758	36,514,758
Vested and expected to vest at the end of the period (in shares)															24,422,758	24,422,758	32,403,574	32,403,574
Exercisable at the end of the period (in shares)															18,339,959	18,339,959	17,824,031	17,824,031
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)															$ 0.23		$ 0.22
Granted (in dollars per shares)						$ 0.24	$ 0.24	$ 0.24	$ 0.53	$ 0.53	$ 0.53				$ 0.53		$ 0.24
Exercised (in dollars per shares)															$ 0.19		$ 0.20
Forfeited (in dollars per shares)															$ 0.26		$ 0.24
Outstanding at the end of the period (in dollars per shares)															$ 0.32		$ 0.23		$ 0.22
Vested and expected to vest at the end of the period (in dollars per shares)															$ 0.32		$ 0.23
Exercisable at the end of the period (in dollars per shares)															$ 0.27		$ 0.21
Weighted average remaining contractual term (Years)
Outstanding at the beginning of the period															7 years 7 months 6 days	7 years 7 months 6 days	6 years 9 months 11 days	6 years 9 months 11 days	7 years 8 months 12 days	7 years 8 months 12 days
Outstanding at the end of the period															7 years 7 months 6 days	7 years 7 months 6 days	6 years 9 months 11 days	6 years 9 months 11 days	7 years 8 months 12 days	7 years 8 months 12 days
Vested and expected to vest at the end of the period															7 years 7 months 6 days	7 years 7 months 6 days	6 years 9 months 11 days	6 years 9 months 11 days
Exercisable at the end of the period															6 years 11 months 12 days	6 years 11 months 12 days	7 years 1 month 28 days	7 years 1 month 28 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars)															$ 10,479,000		$ 840,000
Outstanding at the end of the period (in dollars)															6,466,000		10,479,000		840,000
Vested and expected to vest at the end of the period (in dollars)															6,466,000		10,479,000
Exercisable at the end of the period (in dollars)															5,626,000		6,211,000
Closing price of ordinary shares (in dollars per share)	$ 9.19	$ 0.57
Total intrinsic value of stock options exercised															12,850,000		2,560,000		440,000
Unrecognized share-based compensation cost (in CNY or dollars)															1,837,000	11,399,000
Period over which unrecognized share-based compensation cost are expected to be recognized																					3 months	4 years
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor												2.8	2.8	2.2
Risk-free interest rates (as a percent)												2.18%	2.66%	1.73%
Expected volatility (as a percent)												55.60%	61.26%	67.50%
Expected dividend yield (as a percent)												0.00%	0.00%	0.00%
Weighted average fair value of share option (in dollars per share)												$ 0.311	$ 0.141	$ 0.166
Total fair value of options vested															$ 2,267,000	14,064,000		3,458,000		2,203,000